Other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Related Tax Effects of Other Comprehensive Income

The related tax effects for each item of other comprehensive income for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Changes in fair value of financial assets measured at fair value through other comprehensive income
Amount arising during the year	449	(5,105)	3,805
Tax effects	(48)	944	(675)

Net changes	401	(4,161)	3,130

Remeasurements of defined benefit plans
Amount arising during the year	2,578	4,169	(1,992)
Tax effects	(710)	(1,048)	845

Net changes	1,868	3,121	(1,147)

Foreign currency translation
Amount arising during the year	(6,431)	4,102	(2,140)
Tax effects	—	—	—

Net changes	(6,431)	4,102	(2,140)

Total	(4,162)	3,062	(157)